Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings	BORROWINGS
Short-Term Debt
The company’s total short-term debt at December 31, 2025 and 2024 was $6,424 million and $5,089 million, respectively, and primarily consisted of current maturities of long-term debt detailed in “Long-Term Debt” below.
Long-Term Debt
Pre-Swap Borrowing

($ in millions)
At December 31:	Maturities	2025	2024
U.S. dollar debt (weighted-average interest rate at December 31, 2025): (1)
5.1%	2025	—	1,601
3.7%	2026	5,800	5,800
3.3%	2027	4,119	4,119
4.8%	2028	2,319	1,313
3.6%	2029	3,757	3,750
3.2%	2030	2,355	1,350
4.8%	2031	500	500
4.6%	2032	2,700	1,850
4.8%	2033	750	750
4.9%	2034	1,000	1,000
5.2%	2035	900	—
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
5.3%	2044	1,000	1,000
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
4.2%	2052	1,400	1,400
5.1%	2053	650	650
5.3%	2054	1,400	1,400
5.7%	2055	1,000	—
7.1%	2096	316	316
		$38,979	$35,813
Euro debt (weighted-average interest rate at December 31, 2025): (1)
1.6%	2025	—	3,106
2.3%	2027	2,349	2,071
0.7%	2028	2,114	1,863
1.5%	2029	1,174	1,035
1.7%	2030	2,055	1,035
2.7%	2031	2,936	2,588
0.7%	2032	1,879	1,656
3.2%	2033	1,292	—
1.3%	2034	1,174	1,035
3.8%	2035	1,174	1,035
3.5%	2037	1,057	—
1.2%	2040	998	880
4.0%	2043	1,174	1,035
3.8%	2045	881	—
		$20,258	$17,340
Other currencies (weighted-average interest rate at December 31, 2025): (1)
Pound sterling (4.9%)	2038	1,009	939
Japanese yen (1.0%)	2026–2028	811	808
Other (13.8%)	2026–2027	78	212
		$61,134	$55,111
Finance lease obligations (5.1% weighted-average interest rate at December 31, 2025)	2026–2035	1,153	1,000
		$62,286	$56,112
Less: net unamortized discount		806	824
Less: net unamortized debt issuance costs		185	168
Add: fair value adjustment (2)		(36)	(176)
		$61,259	$54,943
Less: current maturities		6,424	5,059
Total		$54,836	$49,884
(1)Includes notes, debentures, bank loans and secured borrowings.
(2)The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.
The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.
The company is in compliance with all of its debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.
In the first quarter of 2024, IBM International Capital Pte. Ltd (IIC), a wholly owned finance subsidiary of the company, issued $5.5 billion of U.S. dollar fixed-rate notes (IIC Notes) in tranches with maturities ranging from 2 to 30 years and coupons ranging from 4.6 to 5.3 percent. IIC is a 100 percent owned finance subsidiary of IBM, as described by the SEC in Rule 13-01(a)(4)(vi) of Regulation S-X, the primary purpose of which is to borrow money to be made available for the benefit of IBM and its affiliates. The IIC Notes are fully and unconditionally guaranteed by IBM, and no other subsidiary of IBM guarantees the IIC Notes.
In the first quarter of 2025, the company issued $3.6 billion of Euro fixed-rate notes in tranches with maturities ranging from 5 to 20 years and coupons ranging from 2.9 to 3.8 percent; and $4.75 billion of U.S. dollar fixed-rate notes in tranches with maturities ranging from 3 to 30 years and coupons ranging from 4.65 to 5.7 percent.
Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2025		2024
At December 31:	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Fixed-rate debt	$54,004	3.5%	$47,712	3.3%
Floating-rate debt (1)	7,255	5.0%	7,231	5.6%
Total	$61,259		$54,943
(1)Includes $6,725 million in both 2025 and 2024, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note S, “Derivative Financial Instruments,” for additional information.
Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2025, are as follows:

($ in millions)
Total
2026	$6,425
2027	6,753
2028	5,172
2029	5,095
2030	4,492
Thereafter	34,348
Total	$62,286
Interest on Debt

($ in millions)
For the year ended December 31:	2025	2024	2023
Cost of financing	$365	$336	$334
Interest expense	1,935	1,712	1,607
Interest capitalized	4	12	9
Total interest paid and accrued	$2,305	$2,060	$1,949
Refer to the related discussion in note D, “Segments,” for interest expense of the Financing segment. Refer to note S, “Derivative Financial Instruments,” for a discussion of the use of foreign currency denominated debt designated as a hedge of net investment, as well as a discussion of the use of currency and interest-rate swaps in the company’s debt risk management program.
Lines of Credit
The company has a $2.5 billion Three-Year Credit Agreement and a $7.5 billion Five-Year Credit Agreement (the Credit Agreements) with maturity dates of June 20, 2028 and June 22, 2030, respectively. The Credit Agreements permit the company and its subsidiary borrowers to borrow up to $10 billion on a revolving basis. The total expense recorded by the company related to these agreements was not material in all periods presented. Subject to certain conditions stated in the Credit Agreements, the borrower may borrow, prepay and re-borrow amounts under the Credit Agreements at any time during the term of such agreements. Funds borrowed may be used for the general corporate purposes of the borrower.
Interest rates on borrowings under the Credit Agreements will be based on prevailing market interest rates, as further described in the Credit Agreements. The Credit Agreements contain customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreements, are remote. As of December 31, 2025, there were no borrowings by the company under the Credit Agreements.
The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions. As of December 31, 2025, there were no material borrowings by the company under these credit facilities.